Summary Of Significant Accounting Policies Schedule of Tax Treatment Of Common Dividends Per Share For Federal Tax Purposes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Nov. 27, 2013
Tax Treatment Of Common Dividends Per Share For Federal Tax Purposes [Line Items]
Dividends Payable, Amount Per Share					$ 0.65
Special dividend (per share amount)	$ 2.25
Dividends Treatment For Federal Tax Purposes, Percentage	100.00%		100.00%	100.00%
Dividends treatment for federal tax purposes.	$ 4.75	[1]	$ 2.37	$ 2.11
Dividend Declared [Member]
Tax Treatment Of Common Dividends Per Share For Federal Tax Purposes [Line Items]
Dividends Payable, Amount Per Share	$ 2.90
non-special dividend [Member]
Tax Treatment Of Common Dividends Per Share For Federal Tax Purposes [Line Items]
Dividends Payable, Amount Per Share	$ 0.65
Allocated to fiscal two thousand thirteen [Member]
Tax Treatment Of Common Dividends Per Share For Federal Tax Purposes [Line Items]
Special dividend (per share amount)	$ 2.44
Capital Gains Income [Member]
Tax Treatment Of Common Dividends Per Share For Federal Tax Purposes [Line Items]
Dividends Treatment For Federal Tax Purposes, Percentage	51.29%		3.55%	2.61%
Dividends treatment for federal tax purposes.	$ 2.44		$ 0.08	$ 0.05
Ordinary Income [Member]
Tax Treatment Of Common Dividends Per Share For Federal Tax Purposes [Line Items]
Dividends Treatment For Federal Tax Purposes, Percentage	48.71%		96.45%	97.39%
Dividends treatment for federal tax purposes.	$ 2.31		$ 2.29	$ 2.06
Allocated to fiscal two thousand fourteen [Member]
Tax Treatment Of Common Dividends Per Share For Federal Tax Purposes [Line Items]
Special dividend (per share amount)	$ 0.46

[1]	The fourth quarter 2013 dividend of $2.90 per common share consists of a $2.25 per common share special dividend and a $0.65 per common share regular quarterly dividend of which approximately $2.44 per common share was allocable to 2013 and approximately $0.46 per common share is allocable to 2014.